Income Taxes (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
U.S. federal net operating loss carryover (in Dollars)	$ 1,770,098
Taxable income	20.97%
Taxable income limitation	80.00%
Taxable income years prior	100.00%
Statutory rate	21.00%
U.S [Member]
Income Taxes [Line Items]
Taxable income	80.00%
Modified taxable income	80.00%
Statutory rate	21.00%